Earnings per Share - Summary of Detailed Information About Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Consolidated net profit/loss	€ (73,782)	€ (45,477)	€ (19,770)
Weighted average number of ordinary shares used in calculating basic earnings per share	5,435,839	4,250,135	3,349,403
Weighted average number of ordinary shares used in calculating diluted earnings per share	5,435,839	4,250,135	3,349,403
Basic earnings (loss) per share	€ (13.57)	€ (10.7)	€ (5.9)
Diluted earnings (loss) per share	€ (13.57)	€ (10.7)	€ (5.9)